Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Capital reserve	Treasury shares	Exchange reserve	Retained profits	Equity attributable to ordinary shareholders of the Company	Equity attributable to holders of perpetual securities	Non-controlling interests	Total
Beginning balance at Dec. 31, 2021	$ 25	$ 581,997	$ (642,055)	$ 470	$ 571,129	$ 511,566	$ 228,527	$ 2,422	$ 742,515
Profit for the year					141,733	141,733	15,702	3,031	160,466
Other comprehensive income for the year				2,521		2,521		(189)	2,332
Total comprehensive income for the year				2,521	141,733	144,254	15,702	2,842	162,798
Conversion of convertible bond (Note 25)		14,469				14,469			14,469
Distribution to holders of perpetual securities (Note 27)							(15,753)		(15,753)
Issuance of shares (Note 26)	1	49,999				50,000			50,000
Acquisition of AMTD Digital under common control (Note 32(b))		(774,197)				(774,197)		14,095	(760,102)
Issuance of shares in acquisition of AMTD Digital (Note 32(b))	12	992,633				992,645			992,645
Issuance of shares by AMTD Digital upon listing		84,433				84,433		53,792	138,225
Disposal of subsidiaries								(1,780)	(1,780)
Repurchase of shares by a subsidiary		39,631				39,631		(39,631)
Repurchase of shares from a shareholder			(320,603)			(320,603)			(320,603)
Ending balance at Dec. 31, 2022	38	988,965	(962,658)	2,991	712,862	742,198	228,476	31,740	1,002,414
Profit for the year					134,436	134,436	8,558	10,389	153,383
Other comprehensive income for the year				(320)		(320)		(162)	(482)
Total comprehensive income for the year				(320)	134,436	134,116	8,558	10,227	152,901
Distribution to holders of perpetual securities (Note 27)							(2,796)		(2,796)
Issuance of shares (Note 26)	9	93,591				93,600			93,600
Issuance of shares in acquisition of WME Assets (Note 32(a))		(275,154)	268,000			(7,154)		4,000	(3,154)
Issuance of shares in acquisition of The Art Newspaper SA (Note 32(a))	1	11,213				11,214			11,214
Issuance of shares by AMTD Digital		78,686				78,686		21,314	100,000
Acquisition of additional interests of the subsidiaries		12,551				12,551		(14,198)	(1,647)
Disposal of subsidiaries		(12,551)			12,551			(18,958)	(18,958)
Change in shareholding of subsidiaries during the year without losing control		(694)				(694)		694
Repurchase of shares by a subsidiary		27,741				27,741		(27,741)
Repurchase of shares from a shareholder			(40,000)			(40,000)			(40,000)
Ending balance at Dec. 31, 2023	48	924,348	(734,658)	2,671	859,849	1,052,258	234,238	7,078	1,293,574
Profit for the year					46,727	46,727	4,312	2,539	53,578
Other comprehensive income for the year				7,477		7,477		(66)	7,411
Total comprehensive income for the year				7,477	46,727	54,204	4,312	2,473	60,989
Distribution to holders of perpetual securities (Note 27)							(4,305)		(4,305)
Issuance of shares (Note 26)		20,000				20,000			20,000
Recognition of subsidiaries on control over Singapore hotel companies								(6,817)	(6,817)
Issuance of shares by subsidiaries		231,198				231,198		105,390	336,588
Ending balance at Dec. 31, 2024	$ 48	$ 1,175,546	$ (734,658)	$ 10,148	$ 906,576	$ 1,357,660	$ 234,245	$ 108,124	$ 1,700,029